EQUITY-ACCOUNTED INVESTMENTS - Summary of Equity-Accounted Investments (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Disclosure Of Detailed Information About Equity-Accounted Investments [Abstract]
Opening balance			$ 451
Investment			108
Share of net income	$ (3)	$ 1	0	$ (1)
Dividends received			(2)
Foreign exchange translation and other			4
Ending balance	$ 561		$ 561